GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Oct. 31, 2020
Schedule of General and administrative expenses

		Years ended	October 31,
	2020	2019	2018
Office, banking, travel, and overheads	253,669	835,619	1,017,769
Professional services	794,154	1,887,034	898,599
Salaries and benefits	1,148,598	1,938,022	791,518
Total	$2,196,421	$4,660,675	$2,707,886